Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	₩ 3,506,971	₩ 3,716,680
Trade and other receivables, net	5,845,149	6,147,456
Other financial assets	1,626,982	1,344,248
Current income tax assets	9,875	1,213
Inventories, net	504,830	1,054,671
Current assets held-for-sale	4,316	0
Other current assets	2,568,108	2,102,131
Total current assets	14,066,231	14,366,399
Non-current assets
Trade and other receivables, net	2,069,139	1,540,727
Other financial assets	3,362,916	2,759,170
Property and equipment, net	14,258,472	14,825,814
Right-of-use assets	1,538,117	1,212,770
Investment properties	2,872,049	2,299,616
Intangible assets, net	1,556,621	1,862,740
Investments in associates and joint ventures	1,563,946	1,562,232
Deferred income tax assets	672,957	679,948
Net defined benefit assets	71,840	49,351
Other non-current assets	1,017,830	843,991
Total non-current assets	28,983,887	27,636,359
Total assets	43,050,118	42,002,758
Current liabilities
Trade and other payables	6,868,707	7,394,791
Borrowings	2,499,539	3,904,752
Other financial liabilities	526,093	351,632
Current income tax liabilities	237,613	123,145
Provisions	312,811	112,530
Deferred revenue	62,175	62,247
Other current liabilities	1,328,583	2,077,426
Total current liabilities	11,835,521	14,026,523
Non-current liabilities
Trade and other payables	328,269	578,409
Borrowings	8,286,033	6,615,938
Other financial liabilities	592,599	722,517
Defined benefit liabilities, net	85,631	128,457
Provisions	105,074	111,877
Deferred revenue	140,615	148,960
Deferred income tax liabilities	1,151,424	919,996
Other non-current liabilities	1,108,141	782,520
Total non-current liabilities	11,797,786	10,008,674
Total liabilities	23,633,307	24,035,197
Equity
Share capital	1,564,499	1,564,499
Share premium	1,440,258	1,440,258
Retained earnings	14,923,120	13,750,788
Accumulated other comprehensive income	563,279	63,729
Other components of equity	(876,715)	(637,560)
Equity attributable to owners of the Controlling Company	17,614,441	16,181,714
Non-controlling interest	1,802,370	1,785,847
Total equity	19,416,811	17,967,561
Total liabilities and equity	₩ 43,050,118	₩ 42,002,758